Related Party Transactions (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Due from related company	$ 980,952	$ 627,843
Commissions for chartering services	$ 876,154	961,530		$ 1,383,464
Master Management Agreement [Member]
Agreement renewal term	5 years			5 years	5 years
Management fees paid | €			€ 775		€ 720
Managment fees inflation description	From January 1, 2024, the vessel fixed management fee was adjusted for inflation at Euro 810 (approximately $842, using the exchange rate as of December 31, 2024, which was $1.04 per euro) per day per vessel in operation. From January 1, 2025, the vessel fixed management fee was adjusted for inflation at Euro 850 (approximately $884, using the exchange rate as of December 31, 2024, which was $1.04 per euro) per day per vessel in operation
Sentinel Maritime Services Inc. [Member]
Fees paid	$ 19,928	18,756		$ 21,489
Technomar Crew Management Services Corp [Member]
Fees paid	41,870	37,523		42,764
Insurance premium fee per crew	$ 50
Insurance premium fee per crew, percentage	5.00%
Vessel [Member]
Management fees paid	$ 971,346	927,573		842,718
Additional fixed management fee	394,516	436,493		425,360
Due from related company	$ 980,952	627,843
Commission on vessel sales	1.00%
Commission on charter revenues	1.25%
Commissions for chartering services	$ 207,338	$ 227,556		$ 312,315
Vessel [Member] | Acquisition [Member]
Commission on purchase price related to third party	1.00%